Kayne Anderson Renewable Infrastructure Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 96.7%	Shares	Value
Green Utilities - 47.9%(a)
Algonquin Power & Utilities Corporation	81,953	$446,644
E.ON SE	85,325	1,270,657
Enel SpA	202,876	1,620,536
Exelon Corporation	20,616	835,979
Iberdrola SA	138,077	2,134,556
National Grid PLC	216,272	2,989,534
NextEra Energy, Inc.	15,617	1,320,105
PG&E Corporation	77,212	1,526,481
Public Service Enterprise Group, Inc.	16,429	1,465,631
SSE PLC	56,161	1,415,507
Xcel Energy, Inc.	27,135	1,771,916
		16,797,546
Renewable Power Companies - 25.5%(a)
AES Corporation	47,270	948,236
Boralex, Inc. - Class A	20,741	551,785
Brookfield Renewable Partners LP	48,864	1,376,987
Drax Group PLC	200,750	1,728,409
EDP Renovaveis SA	28,353	494,727
ERG SpA	28,690	786,775
Orsted A/S (b)(c)	18,334	1,214,305
Polaris Renewable Energy, Inc.	65,270	595,535
RWE AG	34,339	1,251,069
		8,947,828
Other - 17.6%
Constellation Energy Corporation	3,572	928,792
First Solar, Inc. (b)	3,035	757,050
GE Vernova, Inc. (b)	2,493	635,665
Hammond Power Solutions, Inc. – Class A	3,509	366,714
JinkoSolar Holding Co. Ltd. - ADR	40,598	1,088,838
Quanta Services, Inc.	2,686	800,831
Siemens Energy AG (b)	42,855	1,582,205
		6,160,095
Wind & Solar Yield Companies - 3.7%
Canadian Solar Infrastructure Fund, Inc.	780	478,121
Clearway Energy, Inc. - Class C	26,020	798,294
		1,276,415
Renewable Energy Developers - 2.0%
ReNew Energy Global PLC - Class A (b)	112,066	704,895
TOTAL COMMON STOCKS (Cost $27,293,279)		33,886,779

CONVERTIBLE PREFERRED STOCKS - 1.2%	Shares	Value
Green Utilities - 1.2%
NextEra Energy, Inc. 6.93%, 09/01/2025	8,762	406,206
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $375,061)		406,206

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%	Shares
First American Treasury Obligations Fund - Class X, 4.79% (d)	208,834	208,834
TOTAL SHORT-TERM INVESTMENTS (Cost $208,834)		208,834

TOTAL INVESTMENTS - 98.5% (Cost $27,877,174)		34,501,819
Other Assets in Excess of Liabilities - 1.5%		537,667
TOTAL NET ASSETS - 100.0%		$35,039,486

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	As of September 30, 2024, the Fund had a significant portion of its assets concentrated in this sector or geographic location and therefore is subject to additional risks.
(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $1,214,305 or 3.5% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Kayne Anderson Renewable Infrastructure Fund
Schedule of Forward Currency Contracts
September 30, 2024 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)**
Bannockburn Global Forex, LLC	12/30/2024	USD	1,273,469	DKK	8,532,242	$(6,808)
Bannockburn Global Forex, LLC	12/30/2024	USD	497,176	JPY	71,469,053	(6,534)
Bannockburn Global Forex, LLC	12/31/2024	USD	1,441,053	CAD	1,943,980	131
Bannockburn Global Forex, LLC	12/31/2024	USD	9,486,308	EUR	8,519,361	(33,322)
Bannockburn Global Forex, LLC	12/31/2024	USD	6,410,976	GBP	4,813,045	(22,137)
Total Unrealized Appreciation (Depreciation)						$(68,670)

CAD - Canadian Dollar
DKK - Danish Krone
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
USD - United States Dollar ** Unrealized appreciation is a receivable and unrealized depreciation is a payable.

Investment Valuation

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund.

Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are typically valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year. These securities are categorized in Level 2 of the fair value hierarchy.

The Board of Trustees (the "Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Kayne Anderson Capital Advisors, L.P. as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks
Green Utilities	$7,366,756	$9,430,790	$-	$16,797,546
Renewable Power Companies	3,472,543	5,475,285	-	8,947,828
Wind & Solar Yield Companies	1,276,415	-	-	1,276,415
Renewable Energy Developers	704,895	-	-	704,895
Other	4,577,890	1,582,205	-	6,160,095
Convertible Preferred Stocks	406,206	-	-	406,206
Money Market Funds	208,834	-	-	208,834
Total Investments	$18,013,539	$16,488,280	$–	$34,501,819

Other Financial Instruments*:
Forwards	–	131	–	131
Total Other Financial Instruments	$–	$131	$–	$131

Liabilities: Other Financial Instruments*:
Forwards	–	(68,801)	–	(68,801)
Total Other Financial Instruments	$–	$(68,801)	$–	$(68,801)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of September 30, 2024.

For the period ended September 30, 2024, there were no transfers into or out of Level 3 securities.